NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivable (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Allowance for Doubtful Accounts Receivable	$ 40,012	$ 44,207